--------------------------------------------------------------------------------
CG Variable Annuity Accounts I & II                                           1


Dear Investor:

We're pleased to provide you with this semiannual report for Connecticut General Variable Annuity Accounts I and II for the six months ended June 30, 1999.

Following is a summary of key performance results:

For Qualified Contractholders

 .     Accumulation Unit Values for the Flexible Annuity increased 11.66% from the December 31, 1998 level, from $205.799 to $229.784.

 .     For all other qualified individual contracts, Accumulation Unit Values increased 11.85%, from $218.379 to $244.256.

 .     Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 12.13% from $253.841 to $284.623 during the period from January 1, 1999 to June 30, 1999.

 .     Over the last five years (June 30, 1994 to June 30, 1999), the Unit Values for Group Qualified Contracts with 50 participants or more increased 233.43%.

For Non-Qualified Contractholders

 .     Accumulation Unit Values for the Flexible Annuity increased 11.66% from the December 31, 1998 level, from $181.493 to $202.648.

 .     For all other non-qualified individual contracts, Accumulation Unit Values increased 11.85%, from $193.841 to $216.810.

 .     Accumulation Unit Values for Group Non-Qualified Contracts increased
      12.13% from $225.298 to $252.620 during the period from January 1, 1999 to June 30, 1999.

 .     Over the last five years (June 30, 1994 to June 30, 1999), the Unit Values for Group Non-Qualified Contracts increased 233.43%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.


/s/ Byron D. Oliver

Byron D. Oliver
President,
CIGNA Retirement & Investment Services

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                 2


Statement of Assets and Liabilities
Unaudited
June 30, 1999

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund
      at net asset value, 4,111,645 shares at $22.15
      per share (cost $45,423,984; unrealized appreciation
      $45,648,952)                                                   $91,072,936

  Receivable from Connecticut General Life Insurance Company             195,714
                                                                     -----------
        Total Assets                                                  91,268,650
                                                                     -----------

LIABILITIES:
  Payable to Connecticut General Life Insurance Company                       --
        Total Liabilities                                                     --
                                                                     -----------

NET ASSETS                                                           $91,268,650
                                                                     ===========

NET ASSETS REPRESENTED BY:

                                            Accumulation   Unit
                                               Units       Value
                                            ------------   -----

Group contracts:
  50 participants or more                     182,943     $284.623   $52,069,785
  Less than 50 participants                    26,328      263.524     6,938,060
  Tax deferred annuity contracts issued
    after May 1, 1976                          82,887      231.680    19,203,260

Individual contracts:
  Variable annuity contracts                   12,747      244.256     3,113,531
  Flexible annuity contracts                   15,263      229.784     3,507,193

Reserve for variable annuity contracts
  in distribution period                                             6,436,821
                                                                     -----------

                                                                     $91,268,650
                                                                     ===========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                 3


Statement of
Changes in Net Assets
Unaudited
Six months ended June 30, 1999

FROM OPERATIONS:

Investment loss -- net                                             $   (217,247)
Realized gain on investments -- net                                   3,352,027
Change in unrealized appreciation
   on investments -- net                                              6,878,862
                                                                   ------------
Increase in net assets resulting
   from operations                                                   10,013,642
                                                                   ------------

FROM UNIT TRANSACTIONS:

Participant contributions -- net                                        223,936
Transfers between funds -- net                                         (110,308)
Withdrawal of funds on terminated/matured contracts -- net           (6,318,230)
Annuity benefit distributions                                          (625,354)
Mortality guarantee adjustment                                          (40,869)
Equalization adjustment                                                  12,634
                                                                   ------------
Decrease in net assets derived
   from unit transactions                                            (6,858,191)
                                                                   ------------

INCREASE IN NET ASSETS                                                3,155,451

NET ASSETS:

Beginning of period                                                  88,113,199
                                                                   ------------

End of period                                                      $ 91,268,650
                                                                   ============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                 4


Statement of Operations
Unaudited
Six months ended June 30, 1999

INVESTMENT LOSS:
  Dividends                                                       $         --
  Expenses:
      Mortality and expense risk                                       217,247
                                                                  ------------

  Investment Loss -- Net                                              (217,247)
                                                                  ------------

REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                       7,857,697
  Cost of shares sold                                                4,505,670
                                                                  ------------
  Realized gain from security
     transactions -- net                                             3,352,027
  Capital gains distribution                                                --
                                                                  ------------
  Realized Gain on
     Investments -- Net                                              3,352,027
                                                                  ============

UNREALIZED APPRECIATION ON INVESTMENTS:
  Beginning of period                                               38,770,090
  End of period                                                     45,648,952
                                                                  ------------
  Change in Unrealized Appreciation
     on Investments -- Net                                           6,878,862
                                                                  ------------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                         $ 10,013,642
                                                                  ============

RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                              (0.242%)

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                       320,168

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Unaudited)       5


The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

      A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1999. The Fund was organized by CG Life in 1968.

      B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

      C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

      D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

Six Months Ended
                                                                  June 30, 1999
                                                                  -------------
Transfers to CG Life for
purchase of fixed
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                                                        $  6,148

Transfers from CG Life
for purchase of variable
annuity contracts during
accumulation phase
(included in net
amount transferred
out of Account)                                                        $ 18,473

Transfers from
accumulation period
to distribution period                                                 $122,633

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $5,317 and $4,697 for the six months ended June 30, 1999 and 1998, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $483 and $7,140 for the six months ended June 30, 1999 and 1998, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarliy by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements                   6
(Unaudited) (Continued)


 7. ACCUMULATION UNITS INFORMATION

                                                                SCHEDULE OF SELECTED PER-UNIT DATA
                                                                ----------------------------------

                                                    June 30,                      December 31,
Group Contracts:                                      1999        1998         1997         1996        1995
                                                  ----------   ------------------------------------------------
   50 participants or more:

   Net Asset Value:
   -----------------------------------
   Beginning of period                            $  253.841   $  197.749   $  148.759   $  121.763   $  89.219
   End of period                                     284.623      253.841      197.749      148.759     121.763
                                                  ----------   ----------   ----------   ----------   ---------
      Net increase in accumulated unit
      value resulting from operations             $   30.782   $   56.092   $   48.990   $   26.996   $  32.544
                                                  ==========   ==========   ==========   ==========   =========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                     182,943      194,725      216,798      238,436     261,172
                                                  ==========   ==========   ==========   ==========   =========

   Less than 50 participants:

   Net Asset Value:
   -----------------------------------
   Beginning of period                            $  235.328   $  183.806   $  138.631   $  113.772   $  83.580
   End of period                                     263.524      235.328      183.806      138.631     113.772
                                                  ----------   ----------   ----------   ----------   ---------
      Net increase in accumulated unit
      value resulting from operations             $   28.196   $   51.522   $   45.175   $   24.859   $  30.192
                                                  ==========   ==========   ==========   ==========   =========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                      26,328       31,203       35,265       37,135      45,992
                                                  ==========   ==========   ==========   ==========   =========

   Tax-deferred annuity contracts
   issued after May 1, 1976:

   Net Asset Value:
   -----------------------------------
   Beginning of period                            $  206.981   $  161.809   $  122.149   $  100.335   $  73.775
   End of period                                     231.680      206.981      161.809      122.149     100.335
                                                  ----------   ----------   ----------   ----------   ---------
      Net increase in accumulated unit
      value resulting from operations             $   24.699   $   45.172   $   39.660   $   21.814   $  26.560
                                                  ==========   ==========   ==========   ==========   =========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                      82,887       87,440       91,439       98,421     115,290
                                                  ==========   ==========   ==========   ==========   =========

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements                   7
(Unaudited) (Continued)


7.  ACCUMULATION UNITS INFORMATION (Continued)

                                                                    SCHEDULE OF SELECTED PER-UNIT DATA
                                                                    ----------------------------------

                                                June 30,                          December 31,
Individual Contracts:                             1999           1998          1997          1996         1995
                                                -----------   -----------------------------------------------------
   Variable annuity contracts:

   Net Asset Value:
   -----------------------------------
   Beginning of period                          $   218.379   $   170.976   $   129.262   $   106.339   $    78.306
   End of period                                    244.256       218.379       170.976       129.262       106.339
                                                -----------   -----------   -----------   -----------   -----------
      Net increase in accumulated unit
      value resulting from operations           $    25.877   $    47.403   $    41.714   $    22.923   $    28.033
                                                ===========   ===========   ===========   ===========   ===========
   Accumulation units outstanding:

   End of period                                     12,747        16,696        17,789        18,959        19,685
                                                ===========   ===========   ===========   ===========   ===========

   Flexible annuity contracts:

   Net Asset Value:
   -----------------------------------
   Beginning of period                          $   205.799   $   161.689   $   122.670   $   101.272   $    74.835
   End of period                                    229.784       205.799       161.689       122.670       101.272
                                                -----------   -----------   -----------   -----------   -----------
      Net increase in accumulated unit
      value resulting from operations           $    23.985   $    44.110   $    39.019   $    21.398   $    26.437
                                                ===========   ===========   ===========   ===========   ===========
   Accumulation units outstanding:
   -----------------------------------
   End of period                                     15,263        15,548        15,967        16,652        17,502
                                                ===========   ===========   ===========   ===========   ===========

8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                8


Statement of Assets and Liabilities
Unaudited
June 30, 1999

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund
     at net asset value, 431,909 shares at $22.15 per share
     (cost $5,796,699; unrealized appreciation $3,770,077)            $9,566,776
                                                                      ----------

  Receivable from Connecticut General Life Insurance Company              65,591
                                                                      ----------
       Total Assets                                                    9,632,367
                                                                      ----------

LIABILITIES:
  Payable to Connecticut General Life Insurance Company                       --
       Total Liabilities                                                      --
                                                                      ----------

NET ASSETS                                                            $9,632,367
                                                                      ==========

NET ASSETS REPRESENTED BY:

                                           Accumulation    Unit
                                               Units       Value
                                           ------------    -----

  Group contracts                              5,515      $252.620    $1,393,199

  Individual Contracts:
    Variable annuity contracts                 7,192       216.810     1,559,298
    Fixed annuity contracts                   18,826       202.648     3,815,051

  Reserve for variable annuity contracts
     in distribution period                                            2,864,819
                                                                      ----------

                                                                      $9,632,367
                                                                      ==========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                9


Statement of Changes in Net Assets
Unaudited
Six months ended June 30, 1999

FROM OPERATIONS:

Investment loss -- net                                              $   (43,057)
Realized gain on investments -- net                                     255,228
Change in unrealized appreciation
  on investments -- net                                                 820,910
                                                                    -----------
Increase in net assets resulting
  from operations                                                     1,033,081
                                                                    -----------

FROM UNIT TRANSACTIONS:

Participant contributions -- net                                          8,200
Transfers between funds -- net                                               --
Withdrawal of funds on terminated contracts -- net                     (134,635)
Annuity benefit distributions                                          (301,164)
Mortality guarantee adjustment                                            9,798
Equalization adjustment                                                   3,777
                                                                    -----------

Decrease in Net Assets Derived from Unit Transactions                  (414,024)
                                                                    ===========

INCREASE IN NET ASSETS                                                  619,057

NET ASSETS:

Beginning of period                                                   9,013,310

End of period                                                       $ 9,632,367
                                                                    ===========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                10


Statement of Operationes
Unaudited
Six months ended June 30, 1999

INVESTMENT LOSS:
  Dividends                                                        $        --
  Expenses:
     Mortality and expense risk                                         43,057
                                                                   -----------

  Investment Loss -- Net                                               (43,057)
                                                                   -----------

REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                         639,079
  Cost of shares sold                                                  383,851
                                                                   -----------
  Realized gain from security
      transactions -- net                                              255,228
  Capital gains distribution                                                --
                                                                   -----------
  Realized Gain on
      Investments -- Net                                               255,228
                                                                   -----------

UNREALIZED APPRECIATION ON INVESTMENTS:
  Beginning of period                                                2,949,167
  End of period                                                      3,770,077
                                                                   -----------
  Change in Unrealized Appreciation
   on Investments -- Net                                               820,910
                                                                   -----------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $ 1,033,081
                                                                   ===========

RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS                                                              (0.462%)

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF PERIOD                                                        31,533

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Unaudited)      11


The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

      A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on June 30, 1999. The Fund was organized by CG Life in 1968.

      B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

      C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

      D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no transfers from accumulation period to distribution period during 1999 or 1998.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $477 and $158 for the six months ended June 30, 1999 and 1998, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $18 and $339 for the six months ended June 30, 1999 and 1998, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements                  12
(Unaudited) (Continued)


7. ACCUMULATION UNITS INFORMATION

                                                         SCHEDULE OF SELECTED PER-UNIT DATA
                                                         ----------------------------------

                                            June 30,                         December 31,
Group Contracts:                              1999         1998           1997         1996          1995
                                          ----------    ----------------------------------------------------
  Net Asset Value:
  -----------------------------------
  Beginning of period                     $  225.298    $  175.514    $  132.033    $  108.072    $   79.187
  End of period                              252.620       225.298       175.514       132.033       108.072
                                          ----------    ----------    ----------    ----------    ----------
     Net increase in accumulated unit
     value resulting from operations      $   27.322    $   49.784    $   43.481    $   23.961    $   28.885
                                          ==========    ==========    ==========    ==========    ==========

  Accumulation units outstanding:
  -----------------------------------
  End of period                                5,515         5,514         6,213         6,185         6,864
                                          ==========    ==========    ==========    ==========    ==========

Individual Contracts:

  Variable annuity contracts:

  Net Asset Value:
  -----------------------------------
  Beginning of period                     $  193.841    $  151.764    $  114.738    $   94.390    $   69.507
  End of period                              216.810       193.841       151.764       114.738        94.390
                                          ----------    ----------    ----------    ----------    ----------
     Net increase in accumulated unit
     value resulting from operations      $   22.969    $   42.077    $   37.026    $   20.348    $   24.883
                                          ==========    ==========    ==========    ==========    ==========
  Accumulation units outstanding:
  -----------------------------------
  End of period                                7,192         7,818         8,474         8,484         8,566
                                          ==========    ==========    ==========    ==========    ==========

  Flexible annuity contracts:

  Net Asset Value:
  -----------------------------------
  Beginning of period                     $  181.493    $  142.594    $  108.183    $   89.312    $   65.997
  End of period                              202.648       181.493       142.594       108.183        89.312
                                          ----------    ----------    ----------    ----------    ----------
     Net increase in accumulated unit
     value resulting from operations      $   21.155    $   38.899    $   34.411    $   18.871    $   23.315
                                          ==========    ==========    ==========    ==========    ==========
  Accumulation units outstanding:
  -----------------------------------
  End of period                               18,826        18,811        19,316        22,410        26,647
                                          ==========    ==========    ==========    ==========    ==========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements                  13
(Unaudited) (Continued)


8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Pages 2-14 of the Semiannual Report to Shareholders of CIGNA Variable Products S&P 500 Index Fund (1940 Act File No. 811-05480) for the period ended June 30, 1999, as electronically filed with the Securities and Exchange Commission on Form N-30D on August 20, 1999, is hereby incorporated by reference.